Note 4 - Loans (Detail) - Aging of the Recorded Investment in Past Due Loans (USD $)	Dec. 31, 2012	Dec. 31, 2011
2012
Total	$ 304,445,298	$ 337,946,708
Past Due [Member] | Commercial Loans [Member]
2012
30 - 59 days past due	74,672	264,350
60 - 89 days past due	2,543	503,099
Greater than 90 days past due		19,356
Total past due	77,215	786,805
Loans not past due	36,664,022	43,816,740
Total	36,741,237	44,603,545
Past Due [Member] | Commercial Real Estate Loans [Member]
2012
30 - 59 days past due	2,509,318	2,072,253
60 - 89 days past due	503,382	1,929,564
Greater than 90 days past due	3,937,774	4,831,138
Total past due	6,950,474	8,832,955
Loans not past due	154,970,400	170,298,358
Total	161,920,874	179,131,313
Past Due [Member] | Agriculture Portfolio [Member]
2012
Greater than 90 days past due	597,525	1,029,883
Total past due	597,525	1,029,883
Loans not past due	13,226,523	16,688,573
Total	13,824,048	17,718,456
Past Due [Member] | Agricultural Real Estate [Member]
2012
30 - 59 days past due	47,422
Greater than 90 days past due	933,945	933,945
Total past due	981,367	933,945
Loans not past due	28,262,857	28,067,104
Total	29,244,224	29,001,049
Past Due [Member] | Consumer Loans [Member]
2012
30 - 59 days past due	53,065	150,626
60 - 89 days past due	2,655	29,222
Greater than 90 days past due	899	9,534
Total past due	56,619	189,382
Loans not past due	4,339,639	5,168,339
Total	4,396,258	5,357,721
Past Due [Member] | Residential Real Estate Portfolio [Member]
2012
30 - 59 days past due	2,271,107	2,244,462
60 - 89 days past due	559,048	877,860
Greater than 90 days past due	512,685	544,990
Total past due	3,342,840	3,667,312
Loans not past due	54,975,817	58,467,312
Total	58,318,657	62,134,624
Past Due [Member]
2012
30 - 59 days past due	4,955,584	4,731,691
60 - 89 days past due	1,067,628	3,339,745
Greater than 90 days past due	5,982,828	7,368,846
Total past due	12,006,040	15,440,282
Loans not past due	292,439,258	322,506,426
Total	$ 304,445,298	$ 337,946,708